Related party transactions	12 Months Ended
Mar. 31, 2022
Related party transactions
Related party transactions

30. Related party transactions

The Group has a number of related parties including joint arrangements and associates, pension schemes and Directors and Executive Committee members (see note 12 ‘Investments in associates and joint arrangements’, note 25 ‘Post employment benefits’ and note 23 ‘Directors and key management compensation’).

Transactions with joint arrangements and associates

Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements. No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements except as disclosed below.

	2022	2021	2020
	€m	€m	€m
Sales of goods and services to associates	20	14	32
Purchase of goods and services from associates	10	5	4
Sales of goods and services to joint arrangements	221	203	305
Purchase of goods and services from joint arrangements	298	109	97
Interest income receivable from joint arrangements[1]	48	65	71
Interest expense payable to joint arrangements[1]	52	56	–
Trade balances owed:
by associates	8	3	4
to associates	6	5	4
by joint arrangements	139	88	157
to joint arrangements	34	31	37
Other balances owed by associates	80	56	–
Other balances owed by joint arrangements[1]	1,080	955	1,083
Other balances owed to joint arrangements[2]	1,561	1,575	2,017

Notes:

1	Amounts arise primarily through VodafoneZiggo, TPG Telecom Limited and INWIT S.p.A.. Interest is paid in line with market rates.
2	Amounts are primarily in relation to leases of tower space from INWIT S.p.A.

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.

Transactions with Directors other than compensation

During the three years ended 31 March 2022 and as of 16 June 2022, no Director nor any other executive officer, nor any associate of any Director or any other executive officer, was indebted to the Group. During the three years ended 31 March 2022 and as of 16 June 2022, the Group has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including Directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing or any relative of such spouse) had or was to have a direct or indirect material interest.